Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Sep. 15, 2023	Nov. 17, 2021	May 01, 2018	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000015708
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Equity Income Fund - Class I
Account Value				$ 2,766,173	$ 1,000,000	$ 2,474,513	$ 2,181,803	$ 2,417,368	$ 1,919,104	$ 1,709,753	$ 1,275,247	$ 1,310,421	$ 1,048,116	$ 934,447
C000244749
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Equity Income Fund - Class S
Account Value	$ 10,000			$ 11,762		10,546
C000015712
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Opportunity Fund - Class I
Account Value				$ 2,360,278	$ 1,000,000	2,145,049	1,831,442	2,092,131	1,602,021	1,485,529	1,154,895	1,345,442	1,150,869	976,115
C000244750
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Opportunity Fund - Class S
Account Value	10,000			$ 12,113		11,035
C000071343
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson International Fund
Account Value				15,577	$ 10,000	15,286	12,735	14,688	13,353	12,527	10,467	11,620	9,643	9,362
C000015709
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Enhanced Return Fund
Account Value				3,080,422	$ 1,000,000	2,517,303	2,015,291	2,636,511	2,084,079	1,745,781	1,304,729	1,388,841	1,144,122	1,013,440
C000244751
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Inst Core Bond Fund - Class I
Account Value				1,174,378	$ 1,000,000	1,160,297	1,100,582	1,275,254	1,301,775	1,186,614	1,089,204	1,087,777	1,048,714	1,011,580
C000200604
Account Value [Line Items]
Line Graph and Table Measure Name			Johnson Inst Core Bond Fund - Class F
Account Value			$ 500,000	$ 544,625		539,417	512,322	594,425	607,513	554,428	510,689
C000015718
Account Value [Line Items]
Line Graph and Table Measure Name				Johnson Inst Core Bond Fund - Class S
Account Value	$ 10,000			$ 10,628		10,535
C000015717
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Inst Intermediate Bond Fund - Class I
Account Value				1,204,632	$ 1,000,000	1,170,389	1,110,599	1,222,825	1,243,422	1,159,892	1,078,649	1,074,187	1,042,964	1,009,004
C000200603
Account Value [Line Items]
Line Graph and Table Measure Name			Johnson Inst Intermediate Bond Fund - Class F
Account Value			$ 500,000	562,682		547,161	520,118	573,592	584,612	545,985	508,592
C000015716
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Inst Short Duration Bond Fund - Class I
Account Value				1,185,113	$ 1,000,000	1,136,221	1,084,372	1,132,975	1,143,373	1,100,322	1,051,423	1,039,366	1,023,576	1,006,669
C000200602
Account Value [Line Items]
Line Graph and Table Measure Name			Johnson Inst Short Duration Bond Fund - Class F
Account Value			$ 500,000	565,641		543,190	518,908	543,173	549,154	528,969	506,852
C000229855
Account Value [Line Items]
Line Graph and Table Measure Name		Johnson Core Plus Bond Fund
Account Value		$ 1,000,000		927,405		917,041	866,665	1,004,392
C000015715
Account Value [Line Items]
Line Graph and Table Measure Name					Johnson Municipal Income Fund
Account Value				1,162,901	$ 1,000,000	1,154,934	1,092,070	1,188,289	1,184,730	1,127,016	1,066,689	1,057,143	1,023,914	1,023,431
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				3,425,395	$ 1,000,000	2,739,884	2,169,558	2,649,385	2,058,487	1,738,605	1,322,270	1,382,901	1,135,093	1,013,838
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			13,460		10,766
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				2,334,668	$ 1,000,000	2,084,619	1,775,298	2,174,792	1,840,209	1,533,591	1,200,309	1,333,708	1,141,771	970,983
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			12,314		10,995
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index
Account Value				15,986	$ 10,000	15,147	13,101	15,597	14,466	13,073	10,759	12,538	9,858	9,434
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				3,425,395	$ 1,000,000	2,739,884	2,169,558	2,649,385	2,058,487	1,738,605	1,322,270	1,382,901	1,135,093	1,013,838
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value				1,143,174	$ 1,000,000	1,129,058	1,069,906	1,229,922	1,249,181	1,161,959	1,068,793	1,068,673	1,032,117	1,005,499
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 500,000	548,115		541,347	512,985	589,708	598,942	557,122	512,452
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			10,657		10,525
Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value				1,184,722	$ 1,000,000	1,150,214	1,092,907	1,190,983	1,208,384	1,135,336	1,063,030	1,053,778	1,031,726	1,010,694
Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value			$ 500,000	571,443		554,798	527,157	574,463	582,857	547,622	512,746
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value				1,177,930	$ 1,000,000	1,127,522	1,077,275	1,119,420	1,124,059	1,087,661	1,045,146	1,028,366	1,019,642	1,006,670
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value			$ 500,000	574,550		549,963	525,454	546,011	548,274	530,520	509,783
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 1,000,000		932,609		921,094	872,836	1,003,378
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Account Value				1,249,427	$ 1,000,000	1,236,398	1,162,010	1,270,323	1,251,335	1,189,341	1,106,002	1,092,000	1,035,580	1,033,018
Bloomberg Municipal Bond: 5 Year GO (4-6)
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond: 5 Year GO (4-6)
Account Value				$ 1,170,184	$ 1,000,000	$ 1,162,403	$ 1,117,178	$ 1,176,175	$ 1,172,765	$ 1,124,617	$ 1,067,884	$ 1,049,057	$ 1,018,854	$ 1,024,133